OPERATING LEASES - Leases as lessor (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessor [line items]
Operating lease revenue as receivable	CAD 1,010	CAD 1,071
Property, plant and equipment	13,546	11,331
Operating lease revenue	61	55
Contingent lease payments	21	26
Property, plant and equipment under operating leases
Disclosure of finance lease and operating lease by lessor [line items]
Property, plant and equipment	484	461
Less than 1 year
Disclosure of finance lease and operating lease by lessor [line items]
Operating lease revenue as receivable	62	61
Between 1 and 5 years
Disclosure of finance lease and operating lease by lessor [line items]
Operating lease revenue as receivable	246	247
More than 5 years
Disclosure of finance lease and operating lease by lessor [line items]
Operating lease revenue as receivable	CAD 702	CAD 763